CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficits CNY (¥)	Accumulated deficits USD ($)	Total Company's ordinary shareholders' equity CNY (¥)	Total Company's ordinary shareholders' equity USD ($)	Class A ordinary shares shares	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2021	¥ 21		¥ 2		¥ 15,037,992		¥ 466,856		¥ 2,617		¥ (11,876,351)		¥ 3,631,137			¥ 3,631,137
Beginning balance (in shares) at Dec. 31, 2021 | shares	1,950,457,380	1,950,457,380	144,778,552	144,778,552
Net income											488,246		488,246			488,246
Foreign currency translation difference							(69,552)						(69,552)			(69,552)
Issuance of Class A ordinary shares	¥ 1				(1)
Issuance of Class A ordinary shares (in shares) | shares	53,123,768	53,123,768
Appropriation to statutory reserves									33,040		(33,040)
Share based compensation					398,008								398,008			398,008
Convertible senior notes restructuring	¥ 1				601,407								601,408			601,408
Convertible senior notes restructuring (in shares) | shares	76,220,808	76,220,808													76,220,808
Ending balance at Dec. 31, 2022	¥ 23		¥ 2		16,037,406		397,304		35,657		(11,421,145)		5,049,247			5,049,247
Ending balance (in shares) at Dec. 31, 2022 | shares	2,079,801,956	2,079,801,956	144,778,552	144,778,552
Net income											2,847,933		2,847,933			2,847,933
Foreign currency translation difference							(360)						(360)			(360)
Issuance of Class A ordinary shares					79								79			79
Issuance of Class A ordinary shares (in shares) | shares	13,478,384	13,478,384
Appropriation to statutory reserves									132,547		(132,547)
Share based compensation					239,506								239,506			239,506
Ending balance at Dec. 31, 2023	¥ 23		¥ 2		16,276,991		396,944		168,204		(8,705,759)		8,136,405			8,136,405
Ending balance (in shares) at Dec. 31, 2023 | shares	2,093,280,340	2,093,280,340	144,778,552	144,778,552
Net income											2,931,703		2,931,703			2,931,703	$ 401,712
Foreign currency translation difference							41,592						41,592			41,592
Issuance of Class A ordinary shares	¥ 1				1								2			2
Issuance of Class A ordinary shares (in shares) | shares	19,107,320	19,107,320
Appropriation to statutory reserves									197,723		(197,723)
Share based compensation					364,846								364,846			364,846
Conversion from Senior Preferred Shares to Class A Ordinary Shares					63,379								63,379			63,379
Conversion from Senior Preferred Shares to Class A Ordinary Shares (in shares) | shares	12,307,688	12,307,688													12,307,688
Others					23								23			23
Ending balance at Dec. 31, 2024	¥ 24	$ 3	¥ 2	$ 0	¥ 16,705,240	$ 2,289,016	¥ 438,536	$ 60,090	¥ 365,927	$ 50,141	¥ (5,971,779)	$ (818,276)	¥ 11,537,950	$ 1,580,974		¥ 11,537,950	$ 1,580,974
Ending balance (in shares) at Dec. 31, 2024 | shares	2,124,695,348	2,124,695,348	144,778,552	144,778,552